Significant Accounting Policies (Schedule of Variable Interest Entities) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Company carrying value-assets, consolidated	$ 330
Company carrying value - liabilities, consolidated	21
Face value of assets held by the VIEs, consolidated	330
Face value of liabilities issued by the VIEs, consolidated	21
Company carrying value-assets, unconsolidated
Company carrying value - liabilities, unconsolidated
Face value of assets held by the VIEs, unconsolidated	11
Face value of liabilities issued by the VIEs, unconsolidated	12
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Face value of assets held by the VIEs, consolidated		$ 1,691,854
Company carrying value-assets, unconsolidated	11,568	$ 4,293	$ 6,762
Company carrying value - liabilities, unconsolidated
Face value of assets held by the VIEs, unconsolidated	1,425,914	$ 1,691,854	2,156,218
Face value of liabilities issued by the VIEs, unconsolidated	$ 1,317,815	$ 1,547,693	$ 1,948,901